For the following Funds (All MFS(R) Retail Funds):

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                   MFS(R) BLENDED RESEARCHSM CORE EQUITY FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL REAL ESTATE FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                               MFS(R) GROWTH FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

    Supplement to the Current Statement of Additional Information - Part II


This SAI Part II supplement supersedes and replaces the Funds' SAI Part II supplements dated August 1, 2008, September 22, 2008, January 1, 2009, and March 9, 2009.

Effective  March 9,  2009,  the  first  paragraph  of the  sub-section  entitled
"Investment   Adviser  -  Investment   Sub-Advisers"   under  the  main  heading
"Management of the Fund" is hereby restated as follows:

MFS has engaged Sun Capital Advisers LLC (referred to as Sun Capital) to act as sub-adviser for the MFS Global Real Estate Fund and with respect to the real estate related portion of the MFS Diversified Income Fund's portfolio. Sun Capital is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Capital is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("Sun Life Financial"), a corporation organized in Canada as well as an affiliate of MFS. Sun Life Financial and its affiliates currently transact business in Canada, the United States and Asia Pacific region. Sun Life Financial is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial Inc. is located at 150 King Street West, Toronto, Canada, M5H 1J9.

Effective  March 9, 2009,  the seventh  paragraph  of the  sub-section  entitled
"Investment   Adviser  -  Investment   Sub-Advisers"   under  the  main  heading
"Management of the Fund" is hereby restated as follows:

Unless otherwise noted, all references to "sub-adviser" shall include Sun Capital with respect to the MFS Global Real Estate Fund and that portion of MFS Diversified Income Fund for which Sun Capital provides day-to-day investment advisory services, Valley Forge for MFS Sector Rotational Fund, and UBS for the portion of MFS Diversified Target Return Fund for which UBS provides investment advisory services.

Effective March 9, 2009,  below the first paragraph of the sub-section  entitled
"Investment   Adviser  -  Sub-Advisory   Agreements"   under  the  main  heading
"Management of the Fund," the following is added:

Sun Capital serves as the MFS Global Real Estate Fund's Sub-Adviser pursuant to a Sub-Investment Advisory Agreement between the Adviser and Sun Capital (for the purposes of this paragraph, the "Sun Capital Sub-Advisory Agreement"). The Sun Capital Sub-Advisory Agreement provides that the Adviser delegates to Sun
Capital  the  authority  to make  investment  decisions  for the MFS Global Real
Estate Fund (for the purposes of this paragraph, the "Fund"). For these services, the Adviser pays Sun Capital an investment sub-advisory fee, computed daily and paid monthly in arrears, at the rate of 0.40% annually of the Fund's first $1 billion of average daily net assets; 0.33% annually of the Fund's average daily net assets in excess of $1 billion and less than or equal to $2.5 billion; and 0.29% annually of the Fund's average daily net assets in excess of $2.5 billion. The Sun Capital Sub-Advisory Agreement will continue in effect after its initial two year period provided that such continuance is specifically approved at least annually by a majority of the Non-interested Trustees. The Sun Capital
Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a majority of the Non-interested Trustees, by a Majority Shareholder Vote, or by the Adviser or Sub-Adviser on not less than 60 days' written notice. The Sun Capital Sub-Advisory Agreement specifically provides that neither the Sub-Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misconduct, bad faith, reckless disregard, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Sun Capital Sub-Advisory Agreement.

Effective January 1, 2009, the sub-sections entitled "Administrator" and "Shareholder Servicing Agent" under the main heading "Management of the Fund" are restated in their entirety as follows:

Administrator

MFS provides the Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the type of fund and the relative assets in each fund under the supervision of the Board of Trustees.

Shareholder Servicing Agent

MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from each Fund based on the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC may also contract with other affiliated and unaffiliated service providers to provide some or all of the services described above.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with service providers that provide subaccounting and other shareholder services, including without limitation recordkeeping, reporting, and transaction processing services. Payments made under these agreements are based on the Fund's average daily net assets and/or the Fund accounts serviced by the service provider.

Effective March 9, 2009, the section entitled "Portfolio Transactions and Brokerage Commissions" is restated in its entirety as follows:

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

For the purposes of this section, all references to the "Adviser" shall include Sun Capital with respect to the MFS Global Real Estate Fund and the portion of the MFS Diversified Income Fund for which Sun Capital provides investment advisory services, UBS with respect to the portion of the MFS Diversified Target Return Fund for which UBS provides investment advisory services, and Valley Forge with respect to the MFS Sector Rotational Fund.

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

In connection with the selection of broker/dealers and the placing of Fund portfolio transactions, the Adviser seeks to achieve for the Funds the best overall price and execution available from responsible brokerage firms, taking account of all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in that and other transactions, including the quality of the broker/dealer's research.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where the Adviser believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), the Adviser may cause the Funds to pay a broker/dealer which provides "brokerage and research services" (as defined by the Securities Exchange Act of 1934, as amended) to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Funds and its other clients. "Commissions," as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the Nasdaq market.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. In determining whether a service or product qualifies as "brokerage and research services," the Adviser evaluates whether the service or product provides lawful and appropriate assistance to the Adviser in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services the Adviser receives from brokers. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions is based primarily on the professional opinions of the persons responsible for the placement and review of such transactions.

Broker/dealers may be willing to provide statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of Funds ("Executing Brokers") which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to providers of Research ("Research Providers"). Such Research Providers shall produce Research for the benefit of the Adviser.

Because a Research Provider may play no role in executing client securities transactions, any Research prepared by that Research Provider may constitute third party research. The Adviser may use brokerage commissions from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

The advisory fee paid by each of the Funds to the Adviser is not reduced as a consequence of the Adviser's receipt of Research. To the extent the Funds' portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to the Adviser or its affiliates in serving both the Funds and other clients of the Adviser or its affiliates; accordingly, not all of the Research provided by brokers through which the Funds effect securities transactions may be used by the Adviser in connection with the Funds. The Adviser would, through the use of the Research, avoid the additional expenses that would be incurred if it attempted to develop comparable information through its own staff or if it purchased such Research with its own resources.

From time to time, the Adviser prepares a list of Research Providers that have been deemed by the Adviser to provide valuable Research ("Research Firms") as determined periodically by the Adviser's investment staff ("Research Votes"). All trades with Research Firms will be effected in accordance with the Adviser's obligation to seek best execution for its client accounts. The Adviser uses a Research Vote as a guide for allocating payments for Research to Research Firms. Payments for Research to Executing Brokers and other Research Providers who are registered as broker-dealers ("Broker Providers") may occur through the use of commissions pooled pursuant to Client Commission Agreements ("Pooled Commissions") or may be made pursuant to commissions paid on trades executed by a Broker Provider ("Trade Commissions"). To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, the Adviser will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research. However, the Adviser will reduce the amount of Pooled Commissions to be paid to that Broker Provider by less than the full amount of Trade Commissions paid to that Broker Provider. The research vote is also used as a guide for allocating cash payments made by the Adviser from its own resources and Pooled Commissions to Research Firms that are not Broker Providers. Neither MFS nor the Funds has an obligation to any Research Firm if the amount of Trade Commissions and Pooled Commissions paid to the Research Firm is less than the applicable non-binding target. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If the Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), the Adviser may allocate the costs of such service or product accordingly in its reasonable discretion. The Adviser will allocate brokerage commissions to Research Firms only for the portion of the service or product that the Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and the Adviser's other clients, the Adviser from time to time may instruct the broker/dealer that executes a transaction to allocate, or "step out," a portion of such transaction to another broker/dealer. The broker/dealer to which the Adviser has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

In certain instances there are securities that are suitable for the Funds' portfolios as well as for one or more of the other clients of the Adviser or of any affiliate of the Adviser (or that the Adviser believes should no longer be held by the Funds' portfolios or by other clients of the Adviser or any subsidiary of the Adviser). It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless the Adviser determines to purchase or sell the same securities for several clients at approximately the same time. The Adviser may, but is not required to, aggregate together purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. The Adviser has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Among other things, these policies prohibit allocations of equity initial public offerings, equity limited offerings or fixed income new issues to, among others: (1) Private Portfolio Management accounts; (2) private funds or other accounts principally owned by the Adviser's officers and employees or Trustees of any MFS fund which are not being offered to the public; and (3) any accounts owned beneficially solely by the Adviser or any direct or indirect subsidiary of the Adviser except accounts in which the Adviser or any of its direct or indirect subsidiaries is the sole beneficial owner, which generally will be allocated investment opportunities (other than with respect to equity initial public offerings, equity limited offerings or fixed income new issues) on the same basis as Funds or other clients of the Adviser when the account has been established and seeded by the Adviser or the subsidiary with a limited amount of assets either for the purpose of establishing a performance record to enable the Adviser or the subsidiary to offer the account's investment style to unaffiliated third parties or if the account is being offered to the general public. However, these policies do not prohibit allocations to funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial Inc., or their affiliates other than the Adviser and its direct and indirect subsidiaries.

It is recognized that in some cases this system could have a detrimental effect on the price or availability of a security as far as the Funds are concerned.

Effective March 9, 2009, the sub-section entitled "Public Disclosure of Portfolio Holdings" under the main heading "Disclosure of Portfolio Holdings" is restated in its entirety as follows:

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS reasonably determines.

For each Fund except MFS Research Bond Fund J, the following information is generally available to you on the MFS Web site (mfs.com):

---------------------------------------- ---------------------------------------
Information                              Approximate Date of Posting to Web Site
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Fund's top 10 securities holdings as     14 days after month end
of each month's end
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Fund's full securities holdings as of    24 days after month end
each month's end
---------------------------------------- ---------------------------------------

For MFS Research Bond Fund J, the following information is generally available to you on the MFS Web site (mfs.com):

---------------------------------------- ---------------------------------------
Information                              Approximate Date of Posting to Web Site
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Fund's top 10 securities holdings as     14 days after month end
of each month's end
---------------------------------------- ---------------------------------------

If a Fund has substantial investments in both equity and debt instruments, the Fund's top 10 equity holdings and top 10 debt holdings will be made available. In addition, for Funds that primarily invest in shares of the other MFS Funds, all securities holdings in shares of MFS Funds, the top 10 aggregated equity holdings within the underlying MFS Funds, and the top 10 aggregated debt holdings within the underlying MFS Funds will be made available.

In addition, if approved by an Authorized Person, a Fund may from time to time make available on the MFS Web site and/or in a press release, information about the holdings of a Fund or Funds in a particular security or securities as of a current date, including the percentage of a Fund's assets held in such security or securities.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised Funds, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Effective January 1, 2009, in the table sub-section entitled "Independent Trustees" in Appendix A entitled "Trustees and Officers - Identification and Background," the following rows are added:

--------------------------------------------------------------------------------
Name, Date of Birth  Position(s)                     Principal Occupations
                     Held with Fund  Trustee/Officer During the Past Five
                                     Since           Years & Other Directorships
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen R. Goldfarb  Trustee          January 2009   Private investor; John
(born 4/06/55)                                       Hancock Financial Services,
                                                     Inc., Executive Vice
                                                     President (until

--------------------------------------------------------------------------------
                                                     2004); John Hancock Mutual
                                                     Funds, Trusstee and Chief
                                                     Executive Officer (until
                                                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Kavanaugh    Trustee          January 2009   Private investor; The
(born 11/04/54)                                      Hanover Insurance
                                                     Group, Inc., Vice President
                                                     and Chief Investment
                                                     Officer (until 2006);
                                                     Allmerica Investment Trust,
                                                     Allmerica Securities Trust
                                                     and Opus Investment Trust
                                                     (investment companies),
                                                     Chairman, President and
                                                     Trustee (until 2006).
--------------------------------------------------------------------------------

Effective January 1, 2009, in the table sub-section entitled "Independent Trustees" in Appendix A entitled "Trustees and Officers - Identification and Background," the following rows are restated:

--------------------------------------------------------------------------------
Name, Date of Birth  Position(s)                     Principal Occupations
                     Held with Fund  Trustee/Officer During the Past Five
                                     Since           Years & Other Directorships
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David H. Gunning     Trustee and      January 2004   Retired;
(born 5/30/42)       Chair of                        Cleveland-Cliffs Inc.
                     Trustees                        (mining products and
                                                     service provider), Vice
                                                     Chairman /Director
                                                     (until May 2007);
                                                     Portman Limited
                                                     (mining), Director
                                                     (since 2005); Encinitos
                                                     Ventures (private
                                                     investment company),
                                                     Principal (1997 to
                                                     April 2001); Lincoln
                                                     Electric Holdings, Inc.
                                                     (welding equipment
                                                     manufacturer),
                                                     Director
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
J. Atwood Ives       Trustee          February 1992  Private investor;
(born 5/01/36)                                       KeySpan Corporation
                                                     (energy related services),
                                                     Director until 2004;
                                                     Woodstock Corporation
                                                     (investment advisory firm),
                                                     Director until 2003
--------------------------------------------------------------------------------

Effective January 1, 2009, in the table sub-section entitled "Independent Trustees" in Appendix A entitled "Trustees and Officers - Identification and Background," the following row is deleted:

--------------------------------------------------------------------------------
Name, Date of Birth  Position(s)                     Principal Occupations
                     Held with Fund  Trustee/Officer During the Past Five
                                     Since           Years & Other Directorships
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lawrence T. Perera   Trustee          July 1981      Hemenway & Barnes
(born 6/23/35)                                       (attorneys), Partner
--------------------------------------------------------------------------------

Effective January 1, 2009, Appendix B entitled "Proxy Voting Policies and Procedures" is restated in its entirety as follows:


                                                            PART II - APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                                 January 1, 2009

     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS' other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

     The MFS Proxy Voting Policies and Procedures include:

     A. Voting Guidelines;

     B. Administrative Procedures;

     C. Monitoring System;

     D. Records Retention; and

     E. Reports.

A.   VOTING GUIDELINES

1.   General Policy; Potential Conflicts of Interest

     MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, and institutional relationships.

     In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

     As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

     From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

2.   MFS' Policy on Specific Issues

     Election of Directors

     MFS believes that good governance should be based on a board with at least a simple majority of directors who are "independent" of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will not support a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating (including instances in which the full board serves as the nominating committee) or audit committees would include members who are not "independent."

     MFS will also not support a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will not support all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

     MFS will also not support a nominee (other than a nominee who serves as the issuer's Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be "excessive" due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted "excessive" executive compensation, MFS may also not support the re-election of the issuer's Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, or excessive perks.

     MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

     Majority Voting and Director Elections

     MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) ("Majority Vote Proposals"). MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company's election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company's election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

     o Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

     o Guidelines should include a reasonable timetable for resolution of the nominee's status and a requirement that the resolution be disclosed together with the reasons for the resolution;

     o Vest management of the process in the company's independent directors, other than the nominee in question; and

     o Outline the range of remedies that the independent directors may consider concerning the nominee.

     Classified Boards

     MFS opposes proposals to classify a board (e.g. a board in which only one-third of board members is elected each year). MFS supports proposals to declassify a board.

     Non-Salary Compensation Programs

     MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

     MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e. evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

     MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor's 100 index as of December 31 of the previous year.

     Expensing of Stock Options

     MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

     Executive Compensation

     MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer's compensation committee members is the appropriate mechanism to express our view on a company's compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

     MFS will generally support management proposals on its executive compensation practices during the issuer's prior fiscal year. However, if MFS identifies excessive executive compensation practices during the issuer's prior fiscal year, then MFS will vote against such proposals.

     MFS generally votes with management on shareholder proposals to include an annual advisory shareholder vote on the company's executive compensation practices in the issuer's proxy statement ("Say on Pay"). However, if MFS identifies excessive executive compensation practices at the issuer during the prior fiscal year, then MFS will support such Say on

Pay shareholder proposals at those issuers. MFS also supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

     Employee Stock Purchase Plans

     MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

     "Golden Parachutes"

     From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

     Anti-Takeover Measures

     In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

     MFS generally votes for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills," unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if we can determine that the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

     Reincorporation and Reorganization Proposals

     When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

     Issuance of Stock

     There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs," when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive and not warranted.

     Repurchase Programs

     MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

     Confidential Voting

     MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

     Cumulative Voting

     MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which, in our view, should be comprised solely of "independent" directors.

     Written Consent and Special Meetings

     Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders pursuant to relevant state law.

     Independent Auditors

     MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm or prohibit any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

     Other Environmental, Social and Governance Issues

     There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can clearly determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to permit shareholders access to the company's proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

     The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

     Foreign Issuers

     Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.

     MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. MFS will also not support a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled "Voting Guidelines-MFS' Policy on Specific Issues-Election of Directors."

     MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

     In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g. in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

     In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.   ADMINISTRATIVE PROCEDURES

1.   MFS Proxy Voting Committee

     The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

     a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

     b. Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

     c.   Considers special proxy issues as they may arise from time to time.

2.   Potential Conflicts of Interest

     The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

     a. In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, "Non Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

     b. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Client List");

     c. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

     d. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

     e. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to

          MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

     The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

     From time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3.   Gathering Proxies

     Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

     MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics Group, Inc., Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

4.   Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

     As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.(1) However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed,

________________
(1) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

documented and reported in accordance with the procedures set forth in these policies.

5.   Voting Proxies

     In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

6.   Securities Lending

     From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

C.   MONITORING SYSTEM

     It is the responsibility of the Proxy Administrator and MFS' Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

     When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy

Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy ballot has not been received from the client's custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.   RECORDS RETENTION

     MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

E.   REPORTS

     MFS Funds

     MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management's recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines, (vi) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful, and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

     All MFS Advisory Clients

     At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

     Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

Effective May 1, 2009, Appendix C entitled "Waivers of Sales Charges" is restated in its entirety as follows:

                                                            PART II - APPENDIX C

                                                        WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived for the MFS funds' share classes. Some of the following information will not apply to certain funds, depending on which classes of shares are offered by the funds. In order to qualify for a sales charge waiver, you must advise MFS that you are eligible for the waiver at the time of purchase and/or redemption. The funds, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers at any time at their discretion.

In addition, transfers, rollovers, or other transactions from one account to the same class of the same fund of another account otherwise subject to a CDSC or an ISC will not be charged a CDSC or ISC if the redemption order from the first account and the purchase order for the second account are included together in one order for the transfer, rollover, or other transaction and information is available about the CDSC schedule in effect on the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC.

As used in this Appendix C, the term "ESP" includes employer sponsored plans, the term "SRO" includes salary reduction only plans, and the term "ERISA" refers to the Employment Retirement Income Security Act of 1974, as amended.

In this appendix, all references to Class A Shares shall also apply to Class A1 Shares and all references to Class B Shares shall also apply to Class B1 Shares.

RETIREMENT PLANS:

---------------------------------------------- ---------------------------------
                                               Sales Charge Waived
---------------------------------------------- ---------------------------------
---------------------------------------------- ------- -------- -------- -------
Waiver Category                                Class   Class    Class    Class
                                               A ISC   A CDSC   B CDSC   C CDSC
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
1. General Waivers
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Employer Retirement Plans.                   x
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
2. Benefit Responsive Waivers
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Distributions made from an IRA, SAR-SEP or           x        x        x
a 403(b) SRO Plan pursuant to Section 72(t)
of the Internal Revenue Code of 1986, as
amended.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Death, disability or retirement of 401(a)            x        x        x
or ESP Plan participant, or death or
disability of IRA owner, SAR-SEP Plan
participant or 403(b) SRO Plan participant.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Eligible participant distributions, such             x        x        x
as distributions due to death, disability,
financial hardship, retirement and
termination of employment from nonqualified
deferred compensation plans (excluding,
however, a termination of a plan).
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Loan from 401(a) or ESP Plan.                        x        x        x
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------

---------------------------------------------- ---------------------------------
                                               Sales Charge Waived
---------------------------------------------- ---------------------------------
---------------------------------------------- ------- -------- -------- -------
Waiver Category                                Class   Class    Class    Class
                                               A ISC   A CDSC   B CDSC   C CDSC
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Financial hardship (as defined in Treasury           x        x        x
Regulation Section 1.401(k)-l(d)(2), as
amended from time to time) for 401(a) Plans
and ESP Plans.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Termination of employment of 401(a) or ESP           x        x        x
Plan participant (excluding, however, a
termination of the Plan).
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Tax-free return of excess 401(a) Plan, ESP           x        x        x
Plan, IRA or SAR-SEP contributions.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Certain involuntary redemptions and                  x        x        x
redemptions in connection with
certain automatic withdrawals from a 401(a) Plan.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Distributions made on or after the 401(a)            x        x        x
Plan participant, ESP Plan participant, IRA
owner, SAR-SEP Plan participant or 403(b) SRO
Plan participant, as applicable, has attained
the age of 70 1/2 years old, but only with
respect to the minimum distribution under Code
rules.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Shares acquired by an account subject to     x
the minimum distribution requirements of
section 401(a)(9) of the Internal Revenue
Code of 1986, as amended (e.g., 401(a) and
401(k) plans, IRAs, SEPs, and 403(b)
accounts) through a rollover contribution of
amounts distributed from such account as a
2009 minimum distribution
---------------------------------------------- ------- -------- -------- -------

WAIVERS FOR 529 TUITION PROGRAMS:

--------------------------------------------------------- ----------------------
                                                          Sales Charge Waived
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ------- ------- ------
Waiver Category                                           Class   Class   Class
                                                          529A    529B    529C
                                                          ISC     CDSC    CDSC
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
A. Certain Sponsored Plans
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares acquired on behalf of a group, association or    x       x       x
employer sponsored plan, pursuant to guidelines
created by MFD from time to time.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
B. Investment Proceeds from certain Redemptions of
Class A, Class B and Class C Shares
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o The initial sales charge imposed on purchases of        x       x       x
Class 529A shares, and the CDSC imposed on certain
redemptions of Class A, Class B and Class C shares, are
waived where Class 529A, Class 529B and Class 529C
shares are acquired following the reinvestment of the
proceeds of a redemption of Class A, Class B and Class
C shares, respectively, of the same fund; provided
however, that any applicable CDSC liability on the
Class B or Class C shares redeemed will carry over to
the Class 529B or Class 529C shares acquired and for
purposes of calculating the CDSC, the length of time
you have owned your Class 529B or Class 529C shares
will be measured from the date of original purchase of
the Class B or Class C shares redeemed.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
C. Administrative Service Arrangements
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares acquired by 529 tuition programs whose           x
sponsors or administrators have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative or investment advisory services subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------

--------------------------------------------------------- ----------------------
                                                          Sales Charge Waived
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ------- ------- ------
Waiver Category                                           Class   Class   Class
                                                          529A    529B    529C
                                                          ISC     CDSC    CDSC
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
D. Qualified Higher Education Expenses
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed where the redemption proceeds are               x       x
used to pay for qualified higher education expenses,
which include tuition, fees, books, supplies, equipment
and room and board (see the program description for
further information on qualified higher education
expenses); however the CDSC will not be waived for
redemptions where the proceeds are transferred or
rolled over to another tuition program.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
E. Scholarship
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed where the account beneficiary has               x        x
received a scholarship, up to the amount of the
scholarship.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
F. Death of 529 Plan Beneficiary
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed on account of the death of the 529              x        x
plan account beneficiary if the shares were held solely
for the benefit of the deceased individual.
--------------------------------------------------------- ------- ------- ------

GENERAL WAIVERS:

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
A. Dividend Reinvestment
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired through dividend or         x        x       x         x
capital gain reinvestment.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by automatic reinvestment   x        x       x         x
of distributions of dividends and capital
gains of any fund in the MFS funds pursuant
to the Distribution Investment Program.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
B. Affiliates of a MFS Fund/Certain Financial
Advisers
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by officers, eligible       x        x       x         x
directors, employees (including former
employees) and agents of MFS, Sun Life,
or any of their subsidiary companies.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by trustees and retired     x        x       x         x
trustees of any investment company for
which MFD serves as distributor.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by employees, directors,    x        x       x         x
partners, officers and trustees of any
subadviser to any MFS fund.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by certain family members   x        x       x         x
of any such individual identified above and
their spouses (or legal equivalent under
applicable state law), and certain trusts,
pension, profit-sharing or other retirement
plans for the sole benefit of such persons,
provided the shares are not resold except to
the MFS fund which issued the shares.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by employees or             x        x       x         x
registered representatives (including
former employees) of financial
intermediaries or an employee's spouse (or
legal equivalent under applicable state
law) or employee's children under the age
of 21.  For employees or registered
representatives of financial intermediaries
who established an account with MFS prior
to May 1, 2006, shares acquired by certain
family members  of employees or registered
representatives of financial intermediaries
and their spouses (or legal equivalent
under applicable state law), and certain
trusts, pension, profit-sharing or other
retirement plans for the sole benefit of
such persons, provided the shares are not
resold except to the MFS Fund which issued
the shares.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by institutional clients    x        x       x         x
of MFS or MFS Institutional Advisors, Inc.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
C. Involuntary Redemptions
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed at a MFS fund's direction            x       x         x
due to the small size of a shareholder's
account.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
D. Bank Trust Departments and Law Firms
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by certain bank trust       x        x
departments or law firms acting as
trustee or manager for trust accounts which have entered into an

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
administrative services agreement with MFD
and are acquiring such shares for the benefit
of their trust account clients.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
E. Investment of Proceeds From Certain
Redemptions of Class I Shares
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o The initial sales charge imposed on         x        x
purchases of Class A or Class 529A shares
and the contingent deferred sales charge
imposed on certain redemptions of Class A
shares, are waived with respect to Class A
or Class 529A shares acquired of any of the
MFS funds through the immediate
reinvestment of the proceeds of a
redemption of Class I shares of any of the
MFS funds.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
F. Systematic Withdrawals
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Systematic withdrawals with respect to up                    x         x
to 10% per year of the account value
(determined at the time of your first
withdrawal under the plan(s), or January
1, 2007, with respect to Class B and
Class 529B shares, or January 1, 2008, with
respect to Class C and Class 529C shares,
whichever is later, and reset annually
thereafter).
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
G. Death of Owner
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed on account of the death              x       x         x
of the account owner (e.g., shares redeemed
by the estate or any transferee of the
shares from the estate) if the shares were
held solely in the deceased individual's
name, or for the benefit of the deceased
individual.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
H. Disability of Owner
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed on account of the                    x       x         x
disability of the account owner if shares
are held either solely or jointly in the
disabled individual's name or in a living
trust for the benefit of the disabled
individual (in which case a disability
certification form is required to be
submitted to MFSC), or shares redeemed on
account of the disability of the 529
account beneficiary.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
I. Wrap Account and Fund "Supermarket"
Investments
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by investments through      x        x
certain dealers (including registered
investment advisers and financial planners)
which have established certain operational
arrangements with MFD which include a
requirement that such shares be sold for
the sole benefit of clients participating
in a  "wrap"  account, mutual fund
 "supermarket"  account or a similar
program under which such clients pay a fee
to such dealer.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
J. Insurance Company Separate Accounts
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by insurance company        x        x
separate accounts.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
K. No Commissions Paid
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed where MFD has not paid an            x       x         x
up front commission with respect to the
sale of the shares,

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A CDSC  B/529B    C/529C
                                              ISC              CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
provided that such arrangement meets certain
conditions established by MFD from time to
time.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
L. Miscellaneous
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with settlements reached      x
between certain broker/dealers and the
FINRA (Financial Industry Regulatory
Authority), SEC, and/or other regulatory
bodies regarding sales of Class B and Class
C shares in excess of certain dollar
thresholds, the funds will, at times,
permit shareholders who are clients of
these firms to redeem Class B and Class C
shares of the fund and concurrently
purchase Class A shares without paying an
initial sales charge.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
M. Conversions
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with a conversion from                 x
Class A shares to Class I or Class W
shares of the same Fund.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with a conversion from        x
Class I or Class W shares to Class A
shares of the same Fund.
--------------------------------------------- -------- ------- --------- -------

Effective May 1, 2009, Appendix D entitled "Financial Intermediary Compensation" is restated in its entirety as follows:


                                                            PART II - APPENDIX D

                                             FINANCIAL INTERMEDIARY COMPENSATION

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of upfront commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 ("Distribution Plan") distribution and service payments received by MFD from the Funds, (ii) in the form of 529 administrative services payments and shareholder servicing payments (for sub-accounting and other shareholder services) paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, "MFD") based on the receipt of such payments by MFD from the Funds, and (iii) in the form of payments paid from MFD's own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. To the extent MFD's payments to a financial intermediary are made from payments received by MFD from the Funds, payments from MFD's own additional resources to such intermediary may be reduced. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. The amount of compensation that MFD pays to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. For calendar year 2007, gross sales of MFS Funds through financial intermediaries who received such compensation from MFD represented 60% of total gross sales of MFS Funds.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD does. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with a MFS Fund's purchase or sale of portfolio securities. However, the Funds and MFS do not consider financial intermediaries' sale of shares of an MFS Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the MFS Funds.

Commissions and Distribution Plan Payments

Class A, Class A1, and Class 529A Shares - General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an upfront commission of up to the following amounts:

Equity/Asset Allocation/Total Return Funds:

----------------------------------------- --------------------------------------
                                          Upfront Commission as a Percentage of
           Amount of Purchase                         Offering Price
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------

----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Less than $50,000                                         5.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$50,000 but less than $100,000                            4.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$100,000 but less than $250,000                           3.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$250,000 but less than $500,000                           2.25%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$500,000 but less than $1,000,000                         1.75%
----------------------------------------- --------------------------------------

Bond Funds:

----------------------------------------- --------------------------------------
           Amount of Purchase             Upfront Commission as a Percentage of
                                                      Offering Price
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------

----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Less than $50,000                                         4.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$50,000 but less than $100,000                            3.50%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$100,000 but less than $250,000                           3.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$250,000 but less than $500,000                           2.25%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$500,000 but less than $1,000,000                         1.75%
----------------------------------------- --------------------------------------

Short-Term Bond Funds:

----------------------------------------- --------------------------------------
           Amount of Purchase             Upfront Commission as a Percentage of
                                                      Offering Price
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------

----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Less than $50,000                                         2.25%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$50,000 but less than $100,000                            2.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$100,000 but less than $250,000                           1.75%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$250,000 but less than $500,000                           1.50%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
$500,000 but less than $1,000,000                         1.25%
----------------------------------------- --------------------------------------

The difference between the total amount invested and the sum of (a) the net proceeds to the Funds and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, and Class 529A shares of certain specified Funds sold by financial intermediaries during a specified sales period. In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares. Also, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

For purchases of Class 529A shares not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

----------------------------------------- --------------------------------------
Cumulative Purchase Amount                Upfront Commission as a Percentage of
                                                      Offering Price
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------

----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
On the first $4,000,000 plus                              1.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Over $4,000,000 to $10,000,000 plus                       0.50%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Over $10,000,000                                          0.25%
----------------------------------------- --------------------------------------

For purchases of Class 529A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the upfront commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an upfront commission by agreement or otherwise, financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A and Class A1-Specific Provisions

For purchases of Class A and Class A1 shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an upfront commission by agreement or otherwise, financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A and Class A1 shares by all other accounts not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

----------------------------------------- --------------------------------------
       Cumulative Purchase Amount         Upfront Commission as a Percentage of
                                                      Offering Price
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------

----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
On the first $4,000,000 plus                              1.00%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Over $4,000,000 to $10,000,000 plus                       0.50%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Over $10,000,000                                          0.25%
----------------------------------------- --------------------------------------

For purchases of Class A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the upfront commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class B, Class B1 and Class 529B Shares

For purchases of Class B, Class B1 and Class 529B shares, MFD will generally pay an upfront commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B, Class B1 and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates, MFD will generally pay financial intermediaries no upfront commission, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee).

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an upfront commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee) commencing in the 13th month following purchase.

For purchases of Class C shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates or Prudential Investment Management Services LLC, MFD pays no upfront commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee).

Class W Shares

For purchases of Class W shares, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.

Class R1, Class R2, and Class R3 Shares

For purchases of the following R share classes, MFD pays no upfront commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to the following rates annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

--------------------------------------- ----------------------------------------
                Class                                 Annual Rate
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Class R1                                                 1.00%
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Class R2                                                 0.50%
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Class R3                                                 0.25%
--------------------------------------- ----------------------------------------

529 Administrative Services Fees and Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the following payments:
529 administrative services fees as described in "Management of the Fund - Program Manager"; and shareholder servicing payments as described in "Management of the Fund - Shareholder Servicing Agent."


Other MFD Payments

Financial intermediaries may receive payments from MFD from MFD's own additional resources as incentives to market the MFS Funds, to cooperate with MFD's promotional efforts, and/or in recognition of their marketing, administrative services, and/or processing support. MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary, and the quality of the overall relationship with the financial intermediary.

MFD may make marketing support and/or administrative services payments to financial intermediaries that sell Fund shares or provide services to MFD, the Funds or shareholders of the Funds through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may be made on account of one or more of the following: business planning assistance; educating financial intermediary personnel about the various MFS Funds; assistance with Fund shareholder financial planning; placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; administrative and account maintenance services.; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

MFD may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $6 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Financial Intermediaries Receiving Such Payments from MFD's Own Additional Resources

Set forth below is a list of the financial intermediaries to which MFD expects, as of May 1, 2008, to make the payments described above from its own additional resources with respect to the Funds. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since May 1, 2008, are not reflected. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:                    INTERMEDIARY FIRM NAME:
401(K) Investment Services, Inc.           Lincoln Investment Planning
ADP Broker-Dealer, Inc.                    Linsco/Private Ledger Corp.
AG Edwards & Sons, Inc                     Mass Mutual Life Ins. Co
AIG Financial Advisors, Inc.               Merrill Lynch, Pierce, Fenner & Smith Inc.
American General Securities Incorporated   MetLife Securities Inc.
Ameriprise Financial Services, Inc.        Mid-Atlantic Securities, Inc.
BB&T Investment Services                   M & I Brokerage Services, Inc
Bear, Stearns Securities Corp.             MML Investors Services, Inc
Becker & Suffern, LTD.                     Morgan Keegan & Company, Inc.
Calvert Distributors, Inc.                 Morgan Stanley & Co. Incorporated
Charles Schwab & Co., Inc.                 MSCS Financial Services, LLC
Chase Investment Services Corp.            Multi Financial Services, Inc.

Citigroup Global Markets Inc.              National Financial Services Corp.
Citistreet Advisors LLC                    Nationwide Investment Services Corp
Clark Securities, Inc.                     Northwestern Mutual Investment Services
Commonwealth Financial Network             One Group Dealer Services, Inc.
Crowell Weedon                             Paychex Securities Corporation
CUNA Brokerage Services, Inc.              People's Securities, Inc.
D.A. Davidson & Co.                        Piper Jaffray & Co.
Edward Jones & Co                          Primevest Financial Services, Inc.
Ferris Baker Watts, Inc.                   Princor Financial Services Corporation
Financial Network Investment Corp.         Prudential Investment Management Services LLC
First Clearing Corporation                 Raymond James & Associates, Inc.
Great West Life Assurance Co.              Raymond James Financial Services, Inc.
Hand Securities, Inc.                      RBC Capital Markets Corp
Hewitt Financial Services LLC              Robert W. Baird & Co.
H.D. Vest Investment Services              Southwest Securities, Inc.
ICMA - RC Services, LLC                    State Street Global Markets, LLC
IFMG Securities, Inc.                      Sterne, Agee & Leach, Inc.
ING Financial Partners, Inc.               SunTrust Investment Services, Inc.
Janney Montgomery Scott, Inc.              T. Rowe Price Investment Services
J.J.B Hilliard Lyons                       UBS Financial Services Inc.
John Hancock Mutual Life Ins. Co.          Uvest Financial Services Group
Lincoln Financial Advisors                 Wachovia Securities, LLC
                                           Wells Fargo Investments LLC


From time to time, MFD, from MFD's own additional resources, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of MFS Fund shares or the servicing of shareholder accounts. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA (Financial Industry Regulatory Authority). MFD makes payments for entertainment events it deems appropriate, subject to MFD's policies and applicable law. These payments may vary depending upon the nature of the event.

Effective August 1, 2008, the following sub-section entitled "Derivatives" is inserted above the sub-section entitled "Emerging Markets" in Appendix E entitled "Investment Strategies and Risks":

Derivatives. Derivatives are financial instruments whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Effective January 1, 2009, the following sub-section entitled "Interfund Borrowing and Lending Program" is inserted above the sub-section entitled "Inverse Floating Rate Obligations" in Appendix E entitled "Investment Strategies and Risks":

Interfund Borrowing and Lending Program. The funds have filed an exemptive application with the SEC on November 20, 2008 that would permit them to borrow money from and/or lend money to other funds advised by MFS and for which MFD acts as the principal underwriter. If the exemptive application is approved by the SEC as filed, any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing fund. A borrowing fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed. Any delay in repayment of an interfund borrowing to a lending fund could result in lost investment opportunities or borrowing costs.

Effective August 1, 2008, the sub-section entitled "Mortgage-Backed Securities" in Appendix E entitled "Investment Strategies and Risks" is restated in its entirety as follows:

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation owned entirely by private stockholders, and is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Private mortgage-backed securities represent interest in pass-through pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities typically provide a monthly payment which consists of both interest and principal payments. In effect, these payments generally are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social and other factors than other mortgage-backed securities. A Fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, parallel pay CMOs planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Commercial mortgage-backed securities (CMBS) are a type of mortgage-backed security that are collateralized by a pool of commercial mortgage loans. The bonds issued in a CMBS transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under a typical CMBS structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMBS issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMBS structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities. The value of CMBS depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Effective August 1, 2008, the sub-section entitled "Real Estate Related Investments" in Appendix E entitled "Investment Strategies and Risks" is restated in its entirety as follows:

Real Estate Related Investments. Investment in real estate related investments or derivatives whose value is based on real-estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Real estate investment trusts ("REITs") are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills of the REIT's manager and generally are not diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

In addition, a REIT may be unable to obtain financing to satisfy income and gain distributions required by federal tax law, may fail to qualify for the federal tax exemption for distributed income, or may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Effective August 1, 2008, the following sub-section entitled "Structured Securities" is inserted above the sub-section entitled "Swaps and Related Derivatives" in Appendix E entitled "Investment Strategies and Risks":

Structured Securities. Structured securities (also called "structured notes") are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Structured securities are subject to liquidity risk since they are often "customized" to meet the needs of a particular investor, and therefore, the number of investors that are willing and able to buy such securities in the secondary market may be smaller than that for more traditional debt instruments. In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty to the security, and their values may decline substantially if the counterparty's creditworthiness deteriorates. If the counterparty defaults, the other party's risk of loss consists of the net amount of payments that the non-defaulting party is contractually entitled to receive.

Effective August 1, 2008, the sub-section entitled "Zero Coupon Bonds, Deferred Interest Bonds, and PIK Bonds" in Appendix E entitled "Investment Strategies and Risks" is restated in its entirety as follows:

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-in-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.


Effective March 9, 2009, Appendix F entitled "Investment Restrictions" is restated in its entirety as follows:

                                                            PART II - APPENDIX F

                                                         INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions which cannot be changed without the approval of a Majority Shareholder Vote:

As fundamental investment restrictions, the Fund may not:

     (1) borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the "1940 Act") and exemptive orders granted under such Act;

     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

     (3) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security; or

     (4) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.


                                   * * * * * *

For all Funds other than the MFS Global Real Estate Fund:

As a fundamental investment restriction, the Fund may not:

     (5) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and
          Forward   Contracts)   acquired  as  a  result  of  the  ownership  of
          securities.

                                   * * * * * *

For the MFS Cash Reserve Fund, MFS Government Money Market Fund and the MFS Money Market Fund:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by banks or bank holding companies, finance companies or utility companies.

For the MFS Floating Rate High Income Fund:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry. For purposes of this restriction, loan participations will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan participation.

For the MFS High Income Fund:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund may invest up to 40% of the value of its assets in each of the electric utility and telephone industries.

For the MFS Utilities Fund:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at least 25% of its total assets in the utilities industry.

For the MFS Technology Fund:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at least 25% of its total assets in the securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.


For all other Funds:

As a fundamental investment restriction, the Fund may not:

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

For the MFS Global Real Estate Fund:

As a fundamental investment restriction, the Fund will invest at least 25% of its total assets in the real estate group of industries.


                                   * * * * * *

In addition, the Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval.

For the MFS Cash Reserve Fund, MFS Government Money Market Fund and the MFS Money Market Fund:

The Fund will not:

     (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 10% of the Fund's net assets (taken at market value) would be invested in such securities; repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities; securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Trust's Board of Trustees (or its delegee) will not be subject to this 10% limitation.

For all other Funds:

The Fund will not:

     (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Trust's Board of Trustees (or its delegee) will not be subject to this 15% limitation.


                                   * * * * * *

For MFS High Income Fund:

The Fund will not:

     (2) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.


                                   * * * * * *

Except for fundamental investment restriction (1) and the Fund's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund's non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction (5), investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction (6) investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction (6), investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction (6) and non-fundamental investment restriction (2) with respect to MFS High Income Fund, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For purposes of fundamental  investment restriction (6) for MFS Technology Fund:
(a) MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if at least 50% of any issuer's assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities ("technology issuers"); and (b) MFS is permitted to invest more than 25% of the fund's assets in technology issuers within a single industry.

For MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS International Diversification Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund:

In accordance with the Fund's investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund's total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

Effective March 9, 2009, footnote (*) in Appendix G entitled "Recipients of Non-Public Portfolio Holdings on an Ongoing Basis" is hereby restated as follows:

* Sun Capital Advisers LLC receives non-public portfolio holdings disclosure regarding the MFS Global Real Estate Fund and the portion of MFS Diversified Income Fund for which it serves as sub-adviser.

                   The date of this supplement is May 1, 2009.